CAPITAL STOCK - Disclosure of detailed information about summary of RSUs (Details) - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Outstanding, beginning of period	0
Granted	3,500,005
Outstanding, end of period	3,500,005
Restricted Stocks [Member]
Outstanding, beginning of period	0
Granted	355,000
Outstanding, end of period	355,000	0